Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Banking And Thrift Disclosure [Abstract]
Composition of Deposits
The composition of deposits as of December 31, 2021 and December 31, 2020 is as follows:

	2021	2020
Non-interest bearing	$302,707	$276,033
NOW and money market accounts	451,809	480,650
Savings deposits	127,217	104,869
Time deposits, $ 250,000 or more	68,270	71,344
Other time deposits	161,889	162,293

Total	$1,111,892	$1,095,189

Scheduled Maturities of Time Deposits	The scheduled maturities of time deposits at December 31, 2021 are as follows:

Year Ending December 31,	Amount
2022	$152,402
2023	37,498
2024	32,734
2025	3,107
2026	4,418

$230,159